United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: June 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jeff Malbasa
Title: 	Director of Operations
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		July 23, 2007

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$117,035,200


	Title of		Value		Invst	Other	Voting
Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole
	Shared	None

Exxon Mobil Corp.	Com	30231G102	14,808	176540	Sole		177548
ConocoPhillips	Com	20825C104	5,671	72247	Sole		76103
Goldman Sachs Group, Inc.	Com	38141G104	4,525	20874	Sole		22823
General Elec Company	Com	369604103	4,171	108965	Sole		113620
Schering Plough Corporation	Com	806605101	3,868	127065	Sole		42376
Danaher Corp Del	Com	235851102	3,676	48685	Sole		48555
Eaton Corporation	Com	278058102	3,631	39041	Sole		127190
Parker-Hannifin	Com	701094104	3,358	34300	Sole		137104
Microsoft Corporation	Com	594918104	3,193	108349	Sole		47423
Procter & Gamble Co	Com	742718109	3,082	50371	Sole		49566
Sherwin Williams Company	Com	824348106	3,075	46268	Sole		34980
L-3 Communications Hldgs Incorporated	Com	502424104	3,049	31311	Sole		47936
Johnson & Johnson	Com	478160104	3,008	48816	Sole		31371
CR Bard Inc.	Com	067383109	2,990	36190	Sole		53721
EMC Corp Mass	Com	268648102	2,963	163724	Sole		53001
Oracle Corporation	Com	68389X105	2,939	149133	Sole		45694
Allied Capital Corp	Com	01903Q108	2,830	91420	Sole		84784
Harley Davidson Inc.	Com	412822108	2,779	46624	Sole		145758
Cisco Systems Inc.	Com	17275R102	2,688	96508	Sole		34071
Citigroup Incorporated	Com	172967101	2,662	51904	Sole		90520
Lowes Companies Inc.	Com	548661107	2,618	85306	Sole		46320
Bank Of America Corporation	Com	060505104	2,585	52870	Sole		94818
Valero Energy Corporation New	Com	91913Y100	2,556	34612	Sole		38696
Novartis A G ADR (Switzerland)	Com	66987V109	2,473	44100	Sole		35187
American International Group Incorporated	Com	026874107	2,428	34665	Sole		60320
Becton Dickinson & Company	Com	075887109	2,375	31881	Sole		39796
BP PLC ADR	Com	055622104	2,287	31706	Sole		79050
Applied Materials Incorporated	Com	038222105	2,245	113001	Sole		25680
RPM International Incorporated	Com	749685103	2,221	96095	Sole		31706
Chevrontexaco Corporation	Com	166764100	2,200	26112	Sole		26112
Harrahs Entertainment Incorporated	Com	413619107	2,130	24985	Sole		84523
Progressive Corp Ohio	Com	743315103	2,044	85429	Sole		117864
National City Corp	Com	635405103	1,904	57135	Sole		84651
Intel Corporation	Com	458140100	1,751	73761	Sole		78743
Alcoa Incorporated	Com	013817101	1,644	40562	Sole		43677
America Movil S A De C V Spon Adr L Shs	Com	02364W105	619	10000	Sole		5597
Lincoln Elec Hldgs Incorporated	Com	533900106	575	7750	Sole		10000
International Business Machines	Com	459200101	529	5028	Sole		7750
Sky Financial Group Inc.	Com	83080P103	374	13417	Sole		14817
Verizon Communications	Com	92343V104	330	8027	Sole		9894
AT&T Corporation	Com	00206R102	314	7573	Sole		3905
PetroHawk Energy Corp.	Com	716495106	314	19800	Sole		7835
Merck & Co. Inc.	Com	589331107	314	6302	Sole		6302
Pepsico Incorporated	Com	713448108	300	4624	Sole		3500
Altria Group Inc.	Com	02209S103	274	3905	Sole		19800
Cap Gemini SA	Com	F13587120	235	3200	Sole		3974
Mc Graw Hill Inc.	Com	580645109	213	3132	Sole		3732
Dominion Res Incorporated Va New	Com	25746U109	213	2468	Sole		2468